Investments - Investment Income of Master Trust (Details) - EBP INVUNION - Master Trust $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Net appreciation in fair value of investments	$ 916,651
Interest and dividends	16,521
Total Investment income	$ 933,172